17. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Consulting fees	$ 218,936	$ 0	$ 0
Professional fees	89,000	37,440	0
Management and consulting fees	175,000	150,000	60,010
Salaries and benefits	0	0	132,613
Share-based compensation	41,383	289,008	280,864
Related Party Expenses	$ 524,319	$ 476,448	$ 473,487